Share-Based Compensation And Other Related Information - Options Outstanding and Exercisable (Details)	12 Months Ended
	Dec. 31, 2021 shares $ / shares	Dec. 31, 2020 shares $ / shares	Dec. 31, 2019 shares $ / shares
Disclosure of range of exercise prices of outstanding share options [line items]
Number Outstanding at Year End (shares) | shares	279,003	317,417	1,143,348
Weighted Average Remaining Contractual Life (years)	3 years 7 months 2 days
Weighted Average Exercise Price (CAD$ per share) | $ / shares	$ 21.38	$ 18.78	$ 33.84
Number Exercisable at Year End (shares) | shares	222,087
Weighted Average Exercise Price (CAD$ per share) | $ / shares	$ 18.84
$9.76 - $23.61 [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number Outstanding at Year End (shares) | shares	48,458
Weighted Average Remaining Contractual Life (years)	3 years 5 months 15 days
Weighted Average Exercise Price (CAD$ per share) | $ / shares	$ 11.59
Number Exercisable at Year End (shares) | shares	48,458
Weighted Average Exercise Price (CAD$ per share) | $ / shares	$ 11.59
$23.62 - $35.21 [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number Outstanding at Year End (shares) | shares	143,896
Weighted Average Remaining Contractual Life (years)	5 years 11 months 4 days
Weighted Average Exercise Price (CAD$ per share) | $ / shares	$ 18.90
Number Exercisable at Year End (shares) | shares	143,896
Weighted Average Exercise Price (CAD$ per share) | $ / shares	$ 18.90
$35.22 - $46.53 [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number Outstanding at Year End (shares) | shares	74,720
Weighted Average Remaining Contractual Life (years)	3 years 1 month 17 days
Weighted Average Exercise Price (CAD$ per share) | $ / shares	$ 29.50
Number Exercisable at Year End (shares) | shares	21,605
Weighted Average Exercise Price (CAD$ per share) | $ / shares	$ 26.54
$46.54 - $65.71 [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number Outstanding at Year End (shares) | shares	11,929
Weighted Average Remaining Contractual Life (years)	10 months 2 days
Weighted Average Exercise Price (CAD$ per share) | $ / shares	$ 40.26
Number Exercisable at Year End (shares) | shares	8,128
Weighted Average Exercise Price (CAD$ per share) | $ / shares	$ 40.62